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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: _________

 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coliseum Capital Management, LLC
Address: Metro Center
         1 Station Place, 7th Floor South
         Stamford, CT 06902

Form 13F File Number: 28 - 14321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Shackelton
Title: Manager
Phone: (203) 883-0100

Signature, Place, and Date of Signing:

/s/ Chris Shackelton           Stamford, CT               August 13, 2012
--------------------           -------------               ---------------
   [Signature]                 [City, State]                   [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: $141,316
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE

COLUMN 1                   COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6   COLUMN 7       COLUMN 8
-------------------------- -------- ---------  -------- ------------------ ----------  -------- ----------------------
                           TITLE OF             VALUE   SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (X$1000) PRN AMT   PRN CALL DISCRETION  MANAGER     SOLE   SHARED  NONE
-------------------------- -------- ---------  -------- --------- --- ---- ----------  -------- --------- ------  ----
BENIHANA INC                 COM    082047101  42,169   2,617,563 SH          SOLE              2,617,563
CAREER EDUCATION CORP        COM    141665109   1,844     275,700 SH          SOLE                275,700
CASH STORE FINL SVCS INC     COM    14756F103  15,834   2,634,678 SH          SOLE              2,634,678
CASUAL MALE RETAIL GRP INC COM NEW  148711302   8,572   2,361,561 SH          SOLE              2,361,561
LHC GROUP INC                COM    50187A107  35,581   2,097,924 SH          SOLE              2,097,924
MAC-GRAY CORP                COM    554153106   9,439     669,880 SH          SOLE                669,880
PROVIDENCE SVC CORP          COM    743815102  22,326   1,628,446 SH          SOLE              1,628,446
REALD INC                    COM    75604L105   5,550     371,000 SH          SOLE                371,000

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